Related party transactions and balances - Additional Information (Details)					12 Months Ended
	Dec. 22, 2021 USD ($)	Dec. 22, 2021 CNY (¥)	Dec. 26, 2017 USD ($)	Dec. 26, 2017 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 26, 2017 CNY (¥)
Related Party Transaction [Line Items]
Loan from bank					$ 782,073		$ 1,245,489
Land-use right pledged as collateral					313,478		437,989
Building property pledged as collateral					$ 4,395		$ 10,121
Annual interest rate (in percentage)					4.35
CQ Mingwen
Related Party Transaction [Line Items]
Loan from bank			$ 1,400,000					¥ 9,000,000
Loan repaid	$ 1,200,000	¥ 8,000,000	$ 100,000	¥ 1,000,000
GA Yongpeng
Related Party Transaction [Line Items]
Land-use right pledged as collateral					$ 1,600,000	¥ 10,198,100
Building property pledged as collateral					$ 1,900,000	¥ 12,268,800